Income Taxes - Components of Income (Loss) from Continuing Operations and Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Components of income (loss) before income taxes:
United States			$ 78,016	$ (11,739)	$ (107,722)
Non-U.S			8,765	3,868	835
Income (loss) before income taxes	$ 22,889	$ 13,170	86,781	(7,871)	(106,887)
United States:
Federal			18,748	(2,017)	195
State			4,655	1,562	1,502
Non-U.S:			2,026	1,189	1,874
Current income tax expense (benefit)			25,429	734	3,571
United States:
Federal			642	(3,721)	(31,690)
State			1,872	(929)	(2,925)
Non-U.S:			42	1,000	(1,895)
Deferred income tax expense (benefit)	(357)	4,549	2,556	(3,650)	(36,510)
Income tax expense (benefit)	$ 5,507	$ 4,598	$ 27,985	$ (2,916)	$ (32,939)